INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2022	$ 0	$ 703,851	$ (511,834)	$ 192,017
Beginning balance (Shares) at Dec. 31, 2022	136,185,264
Reclassification of warrants liability to equity	$ 0	8	0	8
Exercise of shares options	$ 0	232	0	232
Exercise of shares options (Shares)	289,851
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	661,280
Share-based compensation	$ 0	10,443	0	10,443
Net Loss	0	0	(65,974)	(65,974)
Ending balance at Jun. 30, 2023	$ 0	714,534	(577,808)	136,726
Ending balance (Shares) at Jun. 30, 2023	137,136,395
Beginning balance at Dec. 31, 2023	$ 0	788,577	(635,288)	153,289
Beginning balance (Shares) at Dec. 31, 2023	165,387,098
Exercise of shares options	$ 0	152	0	152
Exercise of shares options (Shares)	277,507
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	1,195,192
Share-based compensation	$ 0	10,603	0	10,603
Net Loss	0	0	(51,305)	(51,305)
Ending balance at Jun. 30, 2024	$ 0	$ 799,332	$ (686,593)	$ 112,739
Ending balance (Shares) at Jun. 30, 2024	166,859,797